Transactions With Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 14: TRANSACTIONS WITH RELATED PARTIES
Management fees:
Prior to the IPO
Pursuant to a management agreement dated May 28, 2010, as amended on May 4, 2012, the Manager, provided for five years from the inception of the agreement, commercial and technical management services to the Company's vessels for a daily fee through May 28, 2014. This daily fee covered all of the vessels' operating expenses, other than certain fees and costs. Drydocking expenses were reimbursed at cost for VLCC vessels.
In May 2014, the duration of that management agreement was extended until May 2020 and the daily rate was reduced by 5% to $9.5 per VLCC vessel for two additional years through May 2016.
Navios Midstream
On November 18, 2014, and in conjunction with the closing of the IPO, the Company entered into a Management Agreement with the Manager pursuant to which the Manager provides commercial and technical management services to Navios Midstream's vessels for a daily fee of $9.5 per VLCC tanker vessel that has been fixed for the first two years.
Total management fees for each of the years ended December 31, 2014, 2013 and 2012 amounted to $14,166, $14,600 and $14,640, respectively.
General and administrative expenses:
Prior to the IPO
Pursuant to an administrative services agreement dated May 28, 2010, the Manager provided for five years from the inception of the agreement certain administrative management services which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The Manager was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, the duration of that administrative services agreement was extended until May 2020 pursuant to its terms.
Navios Midstream
On November 18, 2014, and in conjunction with the closing of the IPO, Navios Midstream entered into a new Administrative Services Agreement with the Manager, expiring on November 18, 2019, pursuant to which the Manager provides certain administrative management services to Navios Midstream which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The Manager is reimbursed for reasonable costs and expenses which is based on a rate per day per vessel.
For the years ended December 31, 2014, 2013 and 2012, the expense arising from the administrative services rendered by the Manager to the Company's vessels amounted to $800, $526 and $526, respectively.
Balances due from/ to related parties: Balances due to/ from related parties relate to amounts due to/from Navios Acquisition and its subsidiaries, as well as, Navios Holdings.
Amounts due to Navios Holdings as of December 31, 2014 and 2013 were $736 and $472, respectively, which represents the current accounts payable to Navios Holdings. The balance mainly consisted of management fees, administrative fees and other operating expenses. There were no amounts due from Navios Holdings as of December 31, 2014 and 2013.
Amounts due from Navios Acquisition as of December 31, 2014 and 2013 were $0.0 and $35,756, respectively. The balance related to cash retained by Navios Acquisition, which was used for working capital purposes related to the Company's vessels.
Omnibus Agreement: On November 18, 2014, Navios Midstream entered into an omnibus agreement, with Navios Acquisition, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.
Under the omnibus agreement, Navios Midstream and its subsidiaries granted to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition granted a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tanker, refined petroleum product tanker, LPG tanker or chemical tanker under charter for five or more years it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.
Backstop Agreements: On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter—in the Shinyo Ocean and Shinyo Kannika for a two-year period at the time of their redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Maritime Acquisition has provided a backstop commitment to charter-in the following option vessels: a) Nave Celeste for a two-year period at the time of her redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate and b) Nave Galactic and Nave Quasar for a four-year period at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.
General Partner Option Agreement: Navios Holdings entered into an option agreement, dated November 18, 2014, with Navios Acquisition under which Navios Acquisition grants Navios Holdings the option to acquire any or all of the outstanding membership interests in the “General Partner and all of the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. Any such exercise shall relate to not less than twenty- five percent of the option interest and the purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value.
Option Vessels: On November 18, 2014, Navios Midstream entered into a share purchase agreement with Navios Acquisition, pursuant to which Navios Midstream will have options, that are exercisable at any time during a two-year period following the completion of the IPO, to acquire the capital stock of up to seven vessel-owning subsidiaries of Navios Acquisition that own seven VLCC vessels and the related time charters.